Commitments and Contingencies - Warranty Reserve (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve liability, beginning balance	$ 23	$ 24	$ 25
Warranty reserve liability, accruals for warranties issued	46	42	48
Warranty reserve liability, settlements (in cash or in kind)	43	(43)	(49)
Warranty reserve liability, ending balance	$ 26	$ 23	$ 24